Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Change in unbilled services (unbilled revenue)	$ (27,568)
Decrease in unearned revenue (payments on account)	(86,415)
Decrease in net balance	58,847
Revenue, remaining performance obligation	$ 14,000,000	$ 15,900,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage		47.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	51.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months